TAXATION	6 Months Ended
Jun. 30, 2025
Major components of tax expense (income) [abstract]
TAXATION	5. TAXATION
The Santander UK group’s effective tax rate for H1-25 was 25.7% (H1-24: 25.7%). Tax on profit differs from that calculated at the statutory rate as follows:
For the half year to

	30 June 2025	30 June 2024
	£m	£m
Profit before tax	764	804
Tax calculated at the statutory rate of 25% (H1-24: 25%)	191	201
Bank surcharge on profits	21	22
Non-deductible preference dividends paid	4	4
Non-deductible UK Bank Levy	6	6
Other non-deductible costs and non-taxable income	4	(3)
Tax relief on dividends in respect of other equity instruments	(20)	(19)
Adjustment to prior year provisions	(10)	(4)
Tax on profit	196	207
Interim period corporation tax is accrued based on the estimated average annual effective corporation tax for the year.